LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.41%
Australia–7.08%
Aristocrat Leisure Ltd.	33,639	$883,512
BHP Group Ltd.	435,247	12,383,010
BlueScope Steel Ltd.	217,205	2,714,834
Brambles Ltd.	173,333	1,595,884
Cochlear Ltd.	22,107	3,629,041
CSL Ltd.	28,346	4,570,845
Fortescue Metals Group Ltd.	237,189	3,190,314
Goodman Group	397,182	5,477,647
Lottery Corp. Ltd.	926,715	2,812,324
Macquarie Group Ltd.	6,557	707,120
Medibank Pvt Ltd.	860,393	1,902,972
Pilbara Minerals Ltd.	868,932	2,402,323
†Qantas Airways Ltd.	420,970	1,402,033
Sonic Healthcare Ltd.	146,370	2,804,436
Stockland	454,494	1,145,490
Suncorp Group Ltd.	251,189	2,256,182
Telstra Group Ltd.	650,309	1,609,747
Wesfarmers Ltd.	56,827	1,931,341
		53,419,055
Austria–0.50%
Erste Group Bank AG	85,360	2,961,902
Verbund AG	9,791	797,586
		3,759,488
Belgium–0.95%
Ageas SA	73,301	3,024,727
Anheuser-Busch InBev SA	13,437	745,971
Solvay SA	30,409	3,370,919
		7,141,617
Denmark–3.68%
AP Moller - Maersk AS Class A	718	1,275,300
†Genmab AS	2,053	729,883
Novo Nordisk AS Class B	223,175	20,370,459
Pandora AS	41,094	4,261,760
ROCKWOOL AS Class B	4,570	1,109,388
		27,746,790
Finland–0.24%
Kone Oyj Class B	42,444	1,791,367
		1,791,367
France–9.79%
Air Liquide SA	32,244	5,448,941
Arkema SA	8,520	842,767
AXA SA	88,878	2,647,970
BioMerieux	12,395	1,203,266
BNP Paribas SA	109,822	7,016,486
Bouygues SA	22,910	802,704
Carrefour SA	48,515	835,298
Cie de Saint-Gobain SA	138,206	8,311,209
Credit Agricole SA	65,749	812,748
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Dassault Aviation SA	10,256	$1,934,419
Eiffage SA	13,185	1,255,143
Eurazeo SE	21,661	1,292,767
Hermes International SCA	3,546	6,485,035
Ipsen SA	16,913	2,220,854
L'Oreal SA	26,021	10,817,209
LVMH Moet Hennessy Louis Vuitton SE	8,963	6,788,701
Publicis Groupe SA	31,743	2,408,286
Safran SA	5,017	788,420
Sanofi	7,443	798,558
Schneider Electric SE	16,414	2,724,184
Teleperformance SE	28,769	3,631,674
TotalEnergies SE	53,781	3,542,945
†Unibail-Rodamco-Westfield	26,025	1,286,323
		73,895,907
Germany–6.94%
Allianz SE	42,518	10,145,702
BASF SE	15,960	724,726
Bayerische Motoren Werke AG	47,273	4,817,013
Beiersdorf AG	5,966	770,468
Continental AG	18,923	1,335,624
Daimler Truck Holding AG	71,061	2,465,742
Deutsche Bank AG	92,038	1,016,860
Deutsche Post AG	69,654	2,837,783
Deutsche Telekom AG	36,775	772,475
Fresenius Medical Care AG & Co. KGaA	17,025	735,107
Hannover Rueck SE	3,877	852,173
Heidelberg Materials AG	31,633	2,458,802
Muenchener Rueckversicherungs-Gesellschaft AG	13,322	5,198,658
Nemetschek SE	11,025	674,660
Rational AG	2,482	1,574,457
RWE AG	95,086	3,533,618
SAP SE	43,429	5,639,319
Siemens AG	42,125	6,041,843
Telefonica Deutschland Holding AG	416,282	745,994
		52,341,024
Hong Kong–2.05%
AIA Group Ltd.	76,200	621,300
Budweiser Brewing Co. APAC Ltd.	381,000	752,177
CK Hutchison Holdings Ltd.	319,014	1,706,905
Hong Kong Exchanges & Clearing Ltd.	143,300	5,354,341
New World Development Co. Ltd.	693,000	1,348,664
LVIP Franklin Templeton Multi-Factor International Equity Fund–1

LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
SITC International Holdings Co. Ltd.	454,000	$762,952
Swire Pacific Ltd. Class A	212,500	1,434,133
Techtronic Industries Co. Ltd.	71,500	693,913
WH Group Ltd.	4,025,365	2,112,675
Xinyi Glass Holdings Ltd.	508,000	657,790
		15,444,850
Ireland–0.61%
†AerCap Holdings NV	14,538	911,096
AIB Group PLC	189,359	852,851
Bank of Ireland Group PLC	112,201	1,102,022
CRH PLC	18,220	1,009,697
Smurfit Kappa Group PLC	21,094	703,840
		4,579,506
Israel–0.71%
†Check Point Software Technologies Ltd.	22,511	3,000,266
ICL Group Ltd.	144,873	799,424
†Nice Ltd.	3,836	654,264
†Wix.com Ltd.	10,039	921,580
		5,375,534
Italy–2.52%
Assicurazioni Generali SpA	225,525	4,617,320
Enel SpA	118,776	730,852
Intesa Sanpaolo SpA	996,859	2,571,587
Poste Italiane SpA	225,843	2,380,085
Prysmian SpA	86,208	3,477,121
UniCredit SpA	219,432	5,273,235
		19,050,200
Japan–22.60%
Ajinomoto Co., Inc.	21,900	844,698
Asahi Group Holdings Ltd.	79,400	2,970,062
Asahi Intecc Co. Ltd.	44,600	802,227
Bandai Namco Holdings, Inc.	82,200	1,673,263
BayCurrent Consulting, Inc.	62,100	2,076,926
Bridgestone Corp.	42,400	1,653,838
Canon, Inc.	56,300	1,358,147
Capcom Co. Ltd.	51,800	1,866,589
Chubu Electric Power Co., Inc.	324,900	4,146,041
Daiwa House Industry Co. Ltd.	239,500	6,434,639
Daiwa Securities Group, Inc.	213,200	1,231,350
Disco Corp.	16,500	3,045,169
Fuji Electric Co. Ltd.	20,200	911,866
FUJIFILM Holdings Corp.	13,400	776,346
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hakuhodo DY Holdings, Inc.	71,300	$586,612
Hitachi Ltd.	11,300	701,335
Honda Motor Co. Ltd.	88,500	996,099
Hoya Corp.	59,700	6,122,206
Hulic Co. Ltd.	188,900	1,695,094
Inpex Corp.	279,500	4,219,433
ITOCHU Corp.	24,217	876,051
Japan Exchange Group, Inc.	55,600	1,032,082
Japan Post Insurance Co. Ltd.	84,200	1,420,143
Japan Tobacco, Inc.	175,646	4,043,243
JFE Holdings, Inc.	117,400	1,721,249
Kansai Electric Power Co., Inc.	281,500	3,913,385
KDDI Corp.	199,900	6,122,473
Keyence Corp.	2,900	1,077,021
Komatsu Ltd.	197,600	5,345,937
M3, Inc.	109,700	1,993,745
Mazda Motor Corp.	236,500	2,684,838
Mitsubishi Corp.	72,400	3,453,340
Mitsubishi Electric Corp.	267,600	3,310,977
Mitsubishi HC Capital, Inc.	207,900	1,385,629
Mitsubishi Heavy Industries Ltd.	19,700	1,100,215
Mitsui & Co. Ltd.	146,300	5,309,053
Mitsui Chemicals, Inc.	40,300	1,045,524
MS&AD Insurance Group Holdings, Inc.	134,100	4,930,939
NEC Corp.	67,500	3,731,380
Nexon Co. Ltd.	39,200	701,293
Nintendo Co. Ltd.	114,200	4,760,881
NIPPON EXPRESS HOLDINGS, Inc.	28,200	1,472,461
Nippon Sanso Holdings Corp.	79,500	1,885,891
Nitto Denko Corp.	43,200	2,835,289
Nomura Real Estate Holdings, Inc.	47,600	1,195,415
Omron Corp.	50,500	2,252,968
Oracle Corp.	18,800	1,396,413
Oriental Land Co. Ltd.	56,800	1,865,840
ORIX Corp.	86,600	1,618,534
Otsuka Corp.	37,100	1,571,983
Otsuka Holdings Co. Ltd.	187,700	6,673,247
Pan Pacific International Holdings Corp.	44,000	923,929
Panasonic Holdings Corp.	483,700	5,444,214
Recruit Holdings Co. Ltd.	59,600	1,838,172
†Renesas Electronics Corp.	41,900	640,809
Seiko Epson Corp.	52,200	820,690
Sekisui House Ltd.	39,500	786,881
Shin-Etsu Chemical Co. Ltd.	301,500	8,762,142
LVIP Franklin Templeton Multi-Factor International Equity Fund–2

LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Shionogi & Co. Ltd.	20,100	$899,281
Sony Group Corp.	23,600	1,932,976
Suntory Beverage & Food Ltd.	33,900	1,032,153
Sysmex Corp.	18,900	902,126
Tokyo Electron Ltd.	15,600	2,133,726
Tokyo Gas Co. Ltd.	166,700	3,782,653
TOPPAN, Inc.	36,200	866,000
Toyota Motor Corp.	171,400	3,070,955
Toyota Tsusho Corp.	41,000	2,412,975
Welcia Holdings Co. Ltd.	40,200	694,973
Yakult Honsha Co. Ltd.	117,800	2,863,808
Yokogawa Electric Corp.	113,500	2,193,822
Zensho Holdings Co. Ltd.	22,000	956,611
ZOZO, Inc.	38,200	701,041
		170,499,316
Jordan–0.26%
Hikma Pharmaceuticals PLC	77,483	1,973,933
		1,973,933
Luxembourg–0.72%
ArcelorMittal SA	109,596	2,754,818
Eurofins Scientific SE	46,982	2,657,437
		5,412,255
Netherlands–5.76%
ABN AMRO Bank NV GDR	49,790	707,488
†Adyen NV	1,266	944,564
ASML Holding NV	17,441	10,309,524
ING Groep NV	631,740	8,382,235
Koninklijke Ahold Delhaize NV	244,293	7,366,111
Koninklijke KPN NV	215,604	710,968
Koninklijke Philips NV	35,505	711,939
NN Group NV	35,630	1,146,669
Randstad NV	44,738	2,477,535
Stellantis NV	502,600	9,676,319
Wolters Kluwer NV	8,200	993,953
		43,427,305
New Zealand–0.09%
Meridian Energy Ltd.	230,388	709,747
		709,747
Norway–0.88%
Equinor ASA	136,083	4,467,338
Norsk Hydro ASA	350,010	2,198,882
		6,666,220
Portugal–0.42%
Jeronimo Martins SGPS SA	140,777	3,164,264
		3,164,264
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore–0.85%
Genting Singapore Ltd.	1,928,500	$1,192,087
Jardine Cycle & Carriage Ltd.	46,700	1,090,805
Singapore Airlines Ltd.	235,800	1,114,315
Singapore Exchange Ltd.	419,700	2,993,471
		6,390,678
Spain–3.64%
Aena SME SA	20,764	3,130,461
Banco Bilbao Vizcaya Argentaria SA	885,824	7,220,704
Iberdrola SA	481,380	5,392,209
Industria de Diseno Textil SA	149,402	5,574,242
Repsol SA	271,645	4,471,653
Telefonica SA	415,163	1,697,785
		27,487,054
Sweden–3.54%
Evolution AB	10,069	1,019,660
H & M Hennes & Mauritz AB Class B	53,595	762,605
Industrivarden AB Class A	63,806	1,686,613
Industrivarden AB Class C	74,426	1,965,974
Investor AB Class B	419,455	8,054,666
Nordea Bank Abp	187,356	2,059,869
Skandinaviska Enskilda Banken AB Class A	74,949	896,256
SKF AB Class B	123,885	2,065,402
Swedbank AB Class A	243,949	4,494,687
†Swedish Orphan Biovitrum AB	39,251	802,584
Volvo AB Class B	140,467	2,900,481
		26,708,797
Switzerland–9.98%
ABB Ltd.	37,292	1,336,295
Adecco Group AG	23,927	987,036
Alcon, Inc.	10,739	832,277
BKW AG	4,819	850,241
Cie Financiere Richemont SA Class A	17,207	2,105,407
Coca-Cola HBC AG	106,043	2,909,825
EMS-Chemie Holding AG	2,594	1,765,513
Geberit AG	1,459	731,612
Kuehne & Nagel International AG	2,866	817,202
Lonza Group AG	3,836	1,783,582
Nestle SA	97,009	10,994,389
Novartis AG	141,009	14,460,605
Partners Group Holding AG	1,881	2,125,847
Roche Holding AG	25,288	6,919,080
Schindler Holding AG	25,999	5,149,802
Sika AG	3,336	849,535
LVIP Franklin Templeton Multi-Factor International Equity Fund–3

LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Sonova Holding AG	7,725	$1,837,256
STMicroelectronics NV	159,022	6,890,645
Swisscom AG	8,294	4,931,004
UBS Group AG	246,907	6,120,413
VAT Group AG	2,614	939,538
		75,337,104
Thailand–0.38%
†Sea Ltd. ADR	65,700	2,887,515
		2,887,515
United Kingdom–13.22%
3i Group PLC	336,347	8,507,114
Associated British Foods PLC	44,662	1,126,897
AstraZeneca PLC	44,555	6,035,219
Auto Trader Group PLC	248,921	1,875,704
BAE Systems PLC	511,315	6,224,829
Barclays PLC	1,978,925	3,837,584
BP PLC	352,638	2,286,368
BT Group PLC	3,019,728	4,299,660
Burberry Group PLC	55,214	1,285,691
Centrica PLC	2,760,828	5,202,627
Coca-Cola Europacific Partners PLC	17,425	1,088,714
GSK PLC	367,782	6,695,063
Hargreaves Lansdown PLC	125,068	1,179,868
HSBC Holdings PLC (London Shares)	842,858	6,631,964
Imperial Brands PLC	34,323	698,098
InterContinental Hotels Group PLC	21,884	1,621,798
Intertek Group PLC	77,205	3,873,414
JD Sports Fashion PLC	394,388	720,346
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Mondi PLC	142,193	$2,381,146
Next PLC	57,013	5,075,211
Pearson PLC	71,392	756,423
RELX PLC	79,013	2,675,204
Rio Tinto PLC	41,546	2,622,715
†Rolls-Royce Holdings PLC	423,815	1,142,266
Sage Group PLC	405,094	4,888,184
Shell PLC	293,517	9,332,609
Unilever PLC	122,767	6,084,389
Vodafone Group PLC	830,021	777,963
Whitbread PLC	20,324	858,979
		99,786,047
Total Common Stock (Cost $740,342,612)		734,995,573
ΔPREFERRED STOCKS–0.24%
Germany–0.24%
Henkel AG & Co. KGaA 2.75%	13,509	963,490
Sartorius AG 0.45%	2,352	800,205
Total Preferred Stocks (Cost $2,064,926)		1,763,695

MONEY MARKET FUND–1.62%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.29%)	12,212,863	12,212,863
Total Money Market Fund (Cost $12,212,863)		12,212,863

TOTAL INVESTMENTS–99.27% (Cost $754,620,401)	748,972,131
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.73%	5,538,129
NET ASSETS APPLICABLE TO 101,251,412 SHARES OUTSTANDING–100.00%	$754,510,260

ΔSecurities have been classified by country of origin.
†Non-income producing.

The following futures contracts were outstanding at September 30, 2023:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
120	E-mini MSCI EAFE Index	$12,249,000	$12,522,949	12/15/23	$—	$(273,949)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

LVIP Franklin Templeton Multi-Factor International Equity Fund–4

LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments (continued)

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
EAFE–Europe Australasia Far East
GDR–Global Depository Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
MSCI–Morgan Stanley Capital International
See accompanying notes.
LVIP Franklin Templeton Multi-Factor International Equity Fund–5

LVIP Franklin Templeton Multi-Factor International Equity Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Multi-Factor International Equity Fund (formerly LVIP SSGA Developed International 150 Fund) (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Franklin Templeton Multi-Factor International Equity Fund–6

LVIP Franklin Templeton Multi-Factor International Equity Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$53,419,055	$—	$—	$53,419,055
Austria	3,759,488	—	—	3,759,488
Belgium	7,141,617	—	—	7,141,617
Denmark	27,746,790	—	—	27,746,790
Finland	1,791,367	—	—	1,791,367
France	73,895,907	—	—	73,895,907
Germany	52,341,024	—	—	52,341,024
Hong Kong	15,444,850	—	—	15,444,850
Ireland	4,579,506	—	—	4,579,506
Israel	3,921,846	1,453,688	—	5,375,534
Italy	19,050,200	—	—	19,050,200
Japan	170,499,316	—	—	170,499,316
Jordan	1,973,933	—	—	1,973,933
Luxembourg	5,412,255	—	—	5,412,255
Netherlands	43,427,305	—	—	43,427,305
New Zealand	709,747	—	—	709,747
Norway	6,666,220	—	—	6,666,220
Portugal	3,164,264	—	—	3,164,264
Singapore	6,390,678	—	—	6,390,678
Spain	27,487,054	—	—	27,487,054
Sweden	26,708,797	—	—	26,708,797
Switzerland	75,337,104	—	—	75,337,104
Thailand	2,887,515	—	—	2,887,515
United Kingdom	99,786,047	—	—	99,786,047
Preferred Stocks	1,763,695	—	—	1,763,695
Money Market Fund	12,212,863	—	—	12,212,863
Total Investments	$747,518,443	$1,453,688	$—	$748,972,131
Derivatives:

Liabilities:
Futures Contract	$(273,949)	$—	$—	$(273,949)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Franklin Templeton Multi-Factor International Equity Fund–7